Leases (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Right of use, beginning	$ 1,359
Additions and contact modifications	(4)
Depreciation	(93)
Translation adjustment	(37)
Right of use, ending	1,225
Ports [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	628
Additions and contact modifications
Depreciation	(27)
Translation adjustment	(7)
Right of use, ending	594
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	415
Additions and contact modifications
Depreciation	(23)
Translation adjustment
Right of use, ending	392
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	193
Additions and contact modifications
Depreciation	(26)
Translation adjustment	(22)
Right of use, ending	145
Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	80
Additions and contact modifications	(1)
Depreciation	(12)
Translation adjustment	(6)
Right of use, ending	61
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	34
Additions and contact modifications
Depreciation	(3)
Translation adjustment	(1)
Right of use, ending	30
Mning Equipment [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	9
Additions and contact modifications	(3)
Depreciation	(2)
Translation adjustment	(1)
Right of use, ending	$ 3